Document and Entity Information - shares	3 Months Ended
	Mar. 31, 2017	Apr. 07, 2017
Document and Entity Information
Entity Registrant Name	CANNASYS INC
Document Type	S-1
Document Period End Date	Mar. 31, 2017
Amendment Flag	false
Entity Central Index Key	0001417028
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		1,053,279,877
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	No
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Entity Incorporation, Date of Incorporation	Aug. 25, 1999
Trading Symbol	mjtk